Income Taxes - Additional Information (Details) $ in Millions, $ in Millions	12 Months Ended				60 Months Ended
	Mar. 31, 2021 USD ($)	Mar. 31, 2021 AUD ($)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 USD ($)	Mar. 31, 2020 USD ($)	Mar. 31, 2020 AUD ($)
Tax Credit Carryforward [Line Items]
Tax loss carry-forwards	$ 61.0
Recognized tax deduction	110.9	$ 154.3
Contribution to AICF	153.3		$ 108.9	$ 103.0	$ 558.5	$ 771.7
Foreign tax credit carry-forwards	122.1		$ 114.2		$ 114.2
Prepaid Taxes	30.5
Income tax paid, net of refunds	3.7
Estimated tax refund, CARES Act	42.3
Current taxes receivable, CARES Act	25.3
Reduction in non-current taxes payable, CARES Act	17.0
Income tax benefit, CARES Act	4.9
Total amount of unrecognized tax benefits	0.5
Interest and penalties recognized income tax expense	0.5
Foreign Tax Credit Carry-Forwards
Tax Credit Carryforward [Line Items]
Foreign tax credit carry-forwards	119.5
Research tax credit carry-forwards	$ 2.6
Percentage of valuation allowance against loss carry-forwards (as percent)	100.00%